Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information

Note 14

Segment Information

Reportable Segments

We have two reportable segments, which we operate and manage as strategic business units and organize by products and services. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Corporate, eliminations and other includes unallocated corporate expenses, intersegment eliminations recorded in consolidation, the results of other businesses, such as our investments in unconsolidated businesses, pension and other employee benefit related costs, lease financing, as well as the historical results of divested operations, other adjustments and gains and losses that are not allocated in assessing segment performance due to their non-operational nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses that are not individually significant are included in all segment results as these items are included in the chief operating decision maker’s assessment of segment performance. Effective January 1, 2014, we have also reclassified the results of certain businesses, such as development stage businesses that support our strategic initiatives, from our Wireline segment to Corporate, eliminations and other. The impact of this reclassification was not material to our consolidated financial statements or our segment results of operations.

On July 1, 2014, our Wireline segment sold a non-strategic business (see Note 2). Accordingly, the historical Wireline results for these operations have been reclassified to Corporate, eliminations and other to reflect comparable segment operating results.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below also includes those items of a non-operational nature. We exclude from segment results the effects of certain items that management does not consider in assessing segment performance, primarily because of their non-operational nature.

We have adjusted prior period consolidated and segment information, where applicable, to conform to current year presentation.

Our segments and their principal activities consist of the following:

Segment	Description
Wireless	Wireless’ communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the United States.

Wireline

Wireline’s voice, data and video communications products and enhanced services include broadband video and data, corporate networking solutions, data center and cloud services, security and managed network services and local and long distance voice services. We provide these products and services to consumers in the United States, as well as to carriers, businesses and government customers both in the United States and around the world.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2014	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$69,451	$–	$69,451
Other service	3,104	–	3,104

Service revenue	72,555	–	72,555

Equipment	10,957	–	10,957
Other	4,021	–	4,021

Consumer retail	–	15,583	15,583
Small business	–	2,464	2,464

Mass Markets	–	18,047	18,047

Strategic services	–	8,318	8,318
Core	–	5,355	5,355

Global Enterprise	–	13,673	13,673

Global Wholesale	–	5,240	5,240
Other	–	462	462
Intersegment revenues	113	1,007	1,120

Total operating revenues	87,646	38,429	126,075

Cost of services and sales	28,825	21,332	50,157
Selling, general and administrative expense	23,602	8,180	31,782
Depreciation and amortization expense	8,459	7,882	16,341

Total operating expenses	60,886	37,394	98,280

Operating income	$26,760	$1,035	$27,795

Assets	$160,385	$76,673	$237,058
Plant, property and equipment, net	38,276	50,318	88,594
Capital expenditures	10,515	5,750	16,265

	(dollars in millions)
2013	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$66,282	$–	$66,282
Other service	2,691	–	2,691

Service revenue	68,973	–	68,973

Equipment	8,096	–	8,096
Other	3,851	–	3,851

Consumer retail	–	14,842	14,842
Small business	–	2,537	2,537

Mass Markets	–	17,379	17,379

Strategic services	–	8,129	8,129
Core	–	6,028	6,028

Global Enterprise	–	14,157	14,157

Global Wholesale	–	5,583	5,583
Other	–	442	442
Intersegment revenues	103	1,063	1,166

Total operating revenues	81,023	38,624	119,647

Cost of services and sales	23,648	21,396	45,044
Selling, general and administrative expense	23,176	8,571	31,747
Depreciation and amortization expense	8,202	8,327	16,529

Total operating expenses	55,026	38,294	93,320

Operating income	$25,997	$330	$26,327

Assets	$146,429	$84,573	$231,002
Plant, property and equipment, net	35,932	51,885	87,817
Capital expenditures	9,425	6,229	15,654

	(dollars in millions)
2012	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$61,383	$–	$61,383
Other service	2,290	–	2,290

Service revenue	63,673	–	63,673

Equipment	8,010	–	8,010
Other	4,096	–	4,096

Consumer retail	–	14,145	14,145
Small business	–	2,589	2,589

Mass Markets	–	16,734	16,734

Strategic services	–	7,737	7,737
Core	–	6,833	6,833

Global Enterprise	–	14,570	14,570

Global Wholesale	–	6,031	6,031
Other	–	498	498
Intersegment revenues	89	1,112	1,201

Total operating revenues	75,868	38,945	114,813

Cost of services and sales	24,490	21,657	46,147
Selling, general and administrative expense	21,650	8,860	30,510
Depreciation and amortization expense	7,960	8,424	16,384

Total operating expenses	54,100	38,941	93,041

Operating income	$21,768	$4	$21,772

Assets	$142,485	$84,815	$227,300
Plant, property and equipment, net	34,545	52,911	87,456
Capital expenditures	8,857	6,342	15,199

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Operating Revenues
Total reportable segments	$126,075	$119,647	$114,813
Reconciling items:
Impact of divested operations (Note 2)	256	599	835
Corporate, eliminations and other	748	304	198

Consolidated operating revenues	$127,079	$120,550	$115,846

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before (provision) benefit for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Operating Income
Total segment operating income	$27,795	$26,327	$21,772
Severance, pension and benefit credits (charges) (Note 12)	(7,507)	6,232	(7,186)
Gain on spectrum license transactions (Note 2)	707	278	–
Litigation settlements (Note 17)	–	–	(384)
Impact of divested operations (Note 2)	12	43	56
Other costs	(334)	–	(276)
Corporate, eliminations and other	(1,074)	(912)	(822)

Consolidated operating income	19,599	31,968	13,160
Equity in earnings of unconsolidated businesses	1,780	142	324
Other income and (expense), net	(1,194)	(166)	(1,016)
Interest expense	(4,915)	(2,667)	(2,571)

Income Before (Provision) Benefit for Income Taxes	$15,270	$29,277	$9,897

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2014	2013
Assets
Total reportable segments	$237,058	$231,002
Corporate, eliminations and other	(4,350)	43,096

Total consolidated	$232,708	$274,098

Corporate, eliminations and other at December 31, 2013 is primarily comprised of cash and cash equivalents which were used to complete the Wireless Transaction on February 21, 2014.

We generally account for intersegment sales of products and services and asset transfers at current market prices. No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2014, 2013 and 2012. International operating revenues and long-lived assets are not significant.